Document and Entity Information	Dec. 10, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Dec. 10, 2024
Entity Registrant Name	ImmunityBio, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-37507
Entity Tax Identification Number	43-1979754
Entity Address Address Line 1	3530 John Hopkins Court
Entity Address City Or Town	San Diego
Entity Address State Or Province	CA
Entity Address Postal Zip Code	92121
City Area Code	844
Local Phone Number	696-5235
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	IBRX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001326110